CERTIFICATION OF
                        STRONG MUNICIPAL BOND FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG MUNICIPAL BOND FUND


STRONG MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Municipal Bond Fund's Prospectus and Statement of Additional Information for the Institutional Class shares, each dated July 31, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 19 (File No. 33-7604; 811-4769), which was filed with the Securities and Exchange Commission on July 27, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Municipal Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG MUNICIPAL BOND FUND, INC.



                              /S/ CATHLEEN A. EBACHER
                              By:     Cathleen A. Ebacher
                              Title:  Vice President



Dated:  July 28, 2000

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